Consolidated Statements of Comprehensive Loss - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	£ 3,844,532	£ 1,978,659	£ 1,978,659
Research and development expenses	(7,447,507)	(6,156,889)	(6,679,919)
Administrative expenses	(7,013,056)	(2,058,844)	(2,206,751)
Administrative expenses – costs related to listing	(1,305,087)	(1,049,950)
Foreign exchange losses	(120,974)	(82,764)
Other income		6,381	569,200
Total operating expenses, net	(15,886,624)	(9,342,066)	(8,317,470)
Loss on modification of convertible loan	(140,344)
Change in fair value of convertible loan derivatives	7,112,034	(4,181,545)
Change in fair value of warrant derivatives	12,785,290
Change in fair value of other derivatives	(3,832,379)
Finance income	2,208	33	1,029
Finance costs	(6,994,423)	(3,438,548)	(292,062)
Loss before tax	(3,109,706)	(14,983,467)	(6,629,844)
Income tax credit	1,720,000	1,407,542	1,171,928
Net loss for the year and Total comprehensive loss	£ (1,389,706)	£ (13,575,925)	£ (5,457,916)
Basic and diluted loss per share	£ (2.02)	£ (34.76)	£ (14.42)